Financial Statements - Consolidated Balance Sheets - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets Abstract
CASH AND CASH EQUIVALENTS	$ 99,105,461,000	$ 56,453,684,000	$ 88,746,425,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	8,627,543,000	9,494,547,000	7,271,587,000
Debt Securities FVTPL	7,508,099,000	8,588,127,000	6,764,936,000
Derivative Financial Assets FVTPL	591,418,000	210,756,000	98,987,000
Equity Instruments FVTPL	528,026,000	695,664,000	407,664,000
FINANCIAL ASSETS AT AMORTISED COST	203,541,121,000	201,776,086,000	147,365,597,000
Other Financial Assets	9,237,235,000	3,414,951,000	1,234,350,000
Loans and Advances to Government Sector	206,000	322,000	182,080,000
Loans and Advances to Central Bank	383,000	0	0
Loans and Advances to Financial Institutions	9,635,845,000	6,723,692,000	4,918,041,000
Loans and Advances to Customers	171,948,321,000	182,291,244,000	140,923,665,000
Reverse Repurchase Agreements	12,719,131,000	9,345,877,000	107,461,000
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	24,563,962,000	25,220,479,000	17,232,976,000
Debt Securities FVOCI	24,550,036,000	25,202,235,000	17,214,820,000
Equity Instruments FVOCI	13,926,000	18,244,000	18,156,000
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	1,756,254,000	1,394,154,000	1,807,020,000
TANGIBLE ASSETS	17,061,205,000	17,770,756,000	16,344,482,000
Property and Equipment	16,939,113,000	17,578,496,000	16,142,109,000
Investment Properties	122,092,000	192,260,000	202,373,000
GOODWILL AND INTANGIBLE ASSETS	633,943,000	592,146,000	516,604,000
INCOME TAX ASSETS	385,000	44,874,000	15,907,000
Current Income Tax Assets	385,000	13,790,000	2,803,000
Deferred Income Tax Assets	0	31,084,000	13,104,000
OTHER ASSETS	5,710,639,000	5,746,421,000	6,275,630,000
NON-CURRENT ASSETS HELD FOR SALE	541,936,000	289,945,000	0
TOTAL ASSETS	361,542,449,000	318,783,092,000	285,576,228,000
Liabilities Abstract
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	2,069,529,000	339,253,000	107,430,000
Derivative Financial Liabilities FVTPL	1,377,259,000	339,253,000	107,430,000
Trading Liabilities FVTPL	692,270,000	0	0
FINANCIAL LIABILITIES AT AMORTISED COST	293,240,299,000	249,393,674,000	227,068,849,000
Bank Loans	5,527,525,000	1,020,668,000	1,299,147,000
Deposits from Government Sector	1,544,761,000	1,538,493,000	4,866,012,000
Deposits from Financial Institutions	294,122,000	246,523,000	410,841,000
Deposits from Customers	257,670,178,000	225,492,738,000	205,898,577,000
Repurchase Agreements	14,321,000	421,395,000	249,000,000
Other Financial Liabilities	28,189,392,000	20,673,857,000	14,345,272,000
DEBT SECURITIES ISSUED	2,473,690,000	3,030,411,000	3,291,323,000
PROVISIONS	1,708,116,000	1,319,780,000	1,583,042,000
INCOME TAX LIABILITIES	5,552,524,000	4,098,310,000	4,628,269,000
Current Income Tax Liabilities	3,676,445,000	2,167,873,000	2,035,539,000
Deferred Income Tax Liabilities	1,876,079,000	1,930,437,000	2,592,730,000
OTHER LIABILITIES	10,956,150,000	11,085,009,000	10,375,581,000
TOTAL LIABILITIES	316,000,308,000	269,266,437,000	247,054,494,000
Equity Abstract
Share Capital	612,660,000	612,660,000	536,878,000
Share Premium	12,593,197,000	12,593,197,000	1,982,708,000
Inflation Adjustment to Share Capital	8,580,581,000	8,580,581,000	8,533,648,000
Reserves	30,374,629,000	26,456,104,000	21,712,623,000
Retained Earnings	(6,679,416,000)	761,204,000	5,055,655,000
Other Comprehensive Income	30,378,000	58,125,000	200,757,000
Equity Attributable to Owners of the Bank	45,512,029,000	49,061,871,000	38,022,269,000
Equity attributable to Non-controlling Interests	30,112,000	454,784,000	499,465,000
TOTAL EQUITY	45,542,141,000	49,516,655,000	38,521,734,000
TOTAL LIABILITIES AND EQUITY	$ 361,542,449,000	$ 318,783,092,000	$ 285,576,228,000